Intangibles, Net of Accumulated Amortization	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016
Intangibles, Net of Accumulated Amortization [Abstract]
INTANGIBLES, net of accumulated amortization
NOTE 6	INTANGIBLES, net of accumulated amortization

Intangibles consist of the following:

	September 30, 2016	June 30, 2016

Patents in process	$142,116	$142,116
Patents issued	58,037	58,037
	200,153	200,153

Less accumulated amortization	(28,052)	(27,428)

Total	$172,101	$172,725

The aggregate amortization expense charged to operations was $624 and $624 for three months ended September 30, 2016 and 2015, respectively. The amortization policies followed by the Company are described in Note 1.

As of September 30, 2016, the estimated future amortization expense related to finite-lived intangible assets was as follows:

Fiscal year ending,
June 30, 2017	$1,872
June 30, 2018	2,496
June 30, 2019	2,496
June 30, 2020	2,496
June 30, 2021	2,496
Thereafter	160,245

Total	$172,101

NOTE 6	INTANGIBLES, net of accumulated amortization

Intangibles consist of the following:

	June 30, 2016	June 30, 2015

Patents in process	$142,116	$124,016
Patents issued	58,037	58,037
	200,153	182,053

Less accumulated amortization	(27,428)	(24,932)

Total	$172,725	$157,121

The aggregate amortization expense charged to operations was $2,496 and $2,496 for years ended June 30, 2016 and 2015, respectively. The amortization policies followed by the Company are described in Note 1.

As of June 30, 2016, the estimated future amortization expense related to finite-lived intangible assets was as follows:

Fiscal year ending,
June 30, 2017	$2,496
June 30, 2018	2,496
June 30, 2019	2,496
June 30, 2020	2,496
June 30, 2021	2,496
Thereafter	160,245

Total	$172,725